Fair Value Measurements - Recurring Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2011		Dec. 31, 2009
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$ 78,599,000,000		$ 87,453,000,000
Derivative assets	73,000,000,000		73,023,000,000
Mortgage servicing rights	14,900,000,000		7,378,000,000		19,465,000,000
Loans held-for-sale	25,942,000,000		7,630,000,000
Other assets	70,531,000,000		37,084,000,000
Liabilities
Federal funds purchased and securities loaned or sold under agreements to repurchase	37,424,000,000		34,235,000,000
Long-term debt	50,984,000,000		46,239,000,000
Gross transfers between Level One and Level Two	1,300,000,000
Fair Value, Measurements, Recurring [Member]
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	78,599,000,000		87,453,000,000
Total trading account assets	194,671,000,000		169,319,000,000
Derivative assets	73,000,000,000		73,023,000,000
Total available-for-sale debt securities	337,627,000,000		276,151,000,000
Loans And Leases Fair Value Disclosure	3,321,000,000		8,804,000,000
Mortgage servicing rights	14,900,000,000		7,378,000,000
Loans held-for-sale	25,942,000,000		7,630,000,000
Other assets	70,531,000,000		37,084,000,000
Total assets	798,591,000,000		666,842,000,000
Liabilities
Interest-bearing deposits in U.S. offices	2,732,000,000		3,297,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase	37,424,000,000		34,235,000,000
Total trading account liabilities	71,985,000,000		60,508,000,000
Derivative liabilities	55,914,000,000	[1]	59,520,000,000	[1]
Commercial paper and other short-term borrowings	7,178,000,000		6,558,000,000
Accrued expenses and other liabilities	33,229,000,000		15,743,000,000
Long-term debt	50,984,000,000		46,239,000,000
Total liabilities	259,446,000,000		226,100,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Total trading account assets	77,152,000,000	[2]	82,455,000,000	[3]
Derivative assets	2,627,000,000	[1],[2]	2,186,000,000	[1],[3]
Total available-for-sale debt securities	47,463,000,000	[2]	41,073,000,000	[3]
Other assets	32,624,000,000	[2]	18,963,000,000	[3]
Total assets	159,866,000,000	[2]	144,677,000,000	[3]
Liabilities
Total trading account liabilities	52,897,000,000	[2]	49,968,000,000	[3]
Derivative liabilities	1,799,000,000	[1],[2]	2,055,000,000	[1],[3]
Accrued expenses and other liabilities	31,470,000,000	[2]	13,832,000,000	[3]
Total liabilities	86,166,000,000	[2]	65,855,000,000	[3]
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	78,599,000,000	[2]	87,453,000,000	[3]
Total trading account assets	101,994,000,000	[2]	75,409,000,000	[3]
Derivative assets	1,516,244,000,000	[1],[2]	1,865,310,000,000	[1],[3]
Total available-for-sale debt securities	274,291,000,000	[2]	227,066,000,000	[3]
Loans And Leases Fair Value Disclosure			6,060,000,000	[3]
Loans held-for-sale	21,802,000,000	[2]	4,243,000,000	[3]
Other assets	31,051,000,000	[2]	13,886,000,000	[3]
Total assets	2,023,981,000,000	[2]	2,279,427,000,000	[3]
Liabilities
Interest-bearing deposits in U.S. offices	2,732,000,000	[2]	3,297,000,000	[3]
Federal funds purchased and securities loaned or sold under agreements to repurchase	37,424,000,000	[2]	34,235,000,000	[3]
Total trading account liabilities	19,081,000,000	[2]	10,426,000,000	[3]
Derivative liabilities	1,492,963,000,000	[1],[2]	1,850,804,000,000	[1],[3]
Accrued expenses and other liabilities	931,000,000	[2]	1,897,000,000	[3]
Long-term debt	47,998,000,000	[2]	43,296,000,000	[3]
Total liabilities	1,607,601,000,000	[2]	1,950,513,000,000	[3]
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Total trading account assets	15,525,000,000		11,455,000,000
Derivative assets	18,773,000,000	[1]	14,366,000,000	[1]	23,048,000,000
Total available-for-sale debt securities	15,873,000,000		8,012,000,000
Loans And Leases Fair Value Disclosure	3,321,000,000		2,744,000,000
Mortgage servicing rights	14,900,000,000		7,378,000,000
Loans held-for-sale	4,140,000,000		3,387,000,000
Other assets	6,856,000,000		4,235,000,000
Total assets	79,388,000,000		51,577,000,000
Liabilities
Total trading account liabilities	7,000,000		114,000,000
Derivative liabilities	11,028,000,000	[1]	8,500,000,000	[1]	15,200,000,000
Accrued expenses and other liabilities	828,000,000		14,000,000
Long-term debt	2,986,000,000		2,943,000,000
Total liabilities	15,555,000,000		11,571,000,000
Fair Value, Measurements, Recurring [Member] | Netting Adjustments [Member]
Assets
Derivative assets	(1,464,644,000,000)	[1],[4]	(1,808,839,000,000)	[1],[4]
Total assets	(1,464,644,000,000)	[4]	(1,808,839,000,000)	[4]
Liabilities
Derivative liabilities	(1,449,876,000,000)	[1],[4]	(1,801,839,000,000)	[1],[4]
Total liabilities	(1,449,876,000,000)	[4]	(1,801,839,000,000)	[4]
U.S. government and agency securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total trading account assets	60,811,000,000		52,613,000,000
Liabilities
Total trading account liabilities	29,340,000,000		20,710,000,000
U.S. government and agency securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Total trading account assets	28,237,000,000	[2]	30,540,000,000	[3]
Liabilities
Total trading account liabilities	23,357,000,000	[2]	19,120,000,000	[3]
U.S. government and agency securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total trading account assets	32,574,000,000	[2]	22,073,000,000	[3]
Liabilities
Total trading account liabilities	5,983,000,000	[2]	1,590,000,000	[3]
Corporate securities, trading loans and other [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total trading account assets	49,352,000,000		36,571,000,000
Liabilities
Total trading account liabilities	11,350,000,000		7,764,000,000
Corporate securities, trading loans and other [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Total trading account assets	732,000,000	[2]	1,067,000,000	[3]
Liabilities
Total trading account liabilities	224,000,000	[2]	829,000,000	[3]
Corporate securities, trading loans and other [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total trading account assets	40,869,000,000	[2]	28,624,000,000	[3]
Liabilities
Total trading account liabilities	11,119,000,000	[2]	6,821,000,000	[3]
Corporate securities, trading loans and other [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Total trading account assets	7,751,000,000		6,880,000,000
Liabilities
Total trading account liabilities	7,000,000		114,000,000
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total trading account assets	32,129,000,000		23,674,000,000
Liabilities
Total trading account liabilities	15,482,000,000		14,594,000,000
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Total trading account assets	23,249,000,000	[2]	17,181,000,000	[3]
Liabilities
Total trading account liabilities	14,568,000,000	[2]	13,259,000,000	[3]
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total trading account assets	8,257,000,000	[2]	5,949,000,000	[3]
Liabilities
Total trading account liabilities	914,000,000	[2]	1,335,000,000	[3]
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Total trading account assets	623,000,000		544,000,000
Non-U.S. sovereign debt [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total trading account assets	33,523,000,000		42,946,000,000
Liabilities
Total trading account liabilities	15,813,000,000		17,440,000,000
Non-U.S. sovereign debt [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Total trading account assets	24,934,000,000	[2]	33,667,000,000	[3]
Liabilities
Total trading account liabilities	14,748,000,000	[2]	16,760,000,000	[3]
Non-U.S. sovereign debt [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total trading account assets	8,346,000,000	[2]	8,937,000,000	[3]
Liabilities
Total trading account liabilities	1,065,000,000	[2]	680,000,000	[3]
Non-U.S. sovereign debt [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Total trading account assets	243,000,000		342,000,000
Mortgage trading loans and ABS [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total trading account assets	18,856,000,000		13,515,000,000
Mortgage trading loans and ABS [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total trading account assets	11,948,000,000	[2]	9,826,000,000	[3]
Mortgage trading loans and ABS [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Total trading account assets	6,908,000,000		3,689,000,000
U.S. Treasury securities and agency securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total available-for-sale debt securities	49,105,000,000		42,864,000,000
U.S. Treasury securities and agency securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Total available-for-sale debt securities	46,003,000,000	[2]	39,389,000,000	[3]
U.S. Treasury securities and agency securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total available-for-sale debt securities	3,102,000,000	[2]	3,475,000,000	[3]
Agency [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total available-for-sale debt securities	191,217,000,000		142,563,000,000
Agency [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total available-for-sale debt securities	191,213,000,000	[2]	142,526,000,000	[3]
Agency [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Total available-for-sale debt securities	4,000,000		37,000,000
Agency-collateralized mortgage obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total available-for-sale debt securities	37,017,000,000		44,999,000,000
Agency-collateralized mortgage obligations [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total available-for-sale debt securities	37,017,000,000	[2]	44,999,000,000	[3]
Non-agency residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total available-for-sale debt securities	23,117,000,000		14,767,000,000
Non-agency residential [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total available-for-sale debt securities	21,649,000,000	[2]	13,907,000,000	[3]
Non-agency residential [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Total available-for-sale debt securities	1,468,000,000		860,000,000
Non-agency commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total available-for-sale debt securities	6,852,000,000		5,522,000,000
Non-agency commercial [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total available-for-sale debt securities	6,833,000,000	[2]	5,482,000,000	[3]
Non-agency commercial [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Total available-for-sale debt securities	19,000,000		40,000,000
Non-U.S. Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total available-for-sale debt securities	4,139,000,000		4,920,000,000
Non-U.S. Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Total available-for-sale debt securities	1,440,000,000	[2]	1,664,000,000	[3]
Non-U.S. Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total available-for-sale debt securities	2,696,000,000	[2]	3,256,000,000	[3]
Non-U.S. Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Total available-for-sale debt securities	3,000,000
Corporate/Agency bonds [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total available-for-sale debt securities	5,291,000,000		3,035,000,000
Corporate/Agency bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total available-for-sale debt securities	5,154,000,000	[2]	2,873,000,000	[3]
Corporate/Agency bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Total available-for-sale debt securities	137,000,000		162,000,000
Other taxable securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total available-for-sale debt securities	15,392,000,000		12,878,000,000
Other taxable securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Total available-for-sale debt securities	20,000,000	[2]	20,000,000	[3]
Other taxable securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total available-for-sale debt securities	2,354,000,000	[2]	8,593,000,000	[3]
Other taxable securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Total available-for-sale debt securities	13,018,000,000		4,265,000,000
Tax-exempt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Total available-for-sale debt securities	5,497,000,000		4,603,000,000
Tax-exempt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Total available-for-sale debt securities	4,273,000,000	[2]	1,955,000,000	[3]
Tax-exempt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Total available-for-sale debt securities	1,224,000,000		2,648,000,000
Short-term Debt [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Liabilities
Commercial paper and other short-term borrowings	6,472,000,000	[2]	6,558,000,000	[3]
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Commercial paper and other short-term borrowings	$ 706,000,000

[1]	For further disaggregation of derivative assets and liabilities, see Note 4 – Derivatives.
[2]	Gross transfers between Level 1 and Level 2 were approximately $1.3 billion during 2010.
[3]	Gross transfers between Level 1 and Level 2 were not significant during 2011.
[4]	Amounts represent the impact of legally enforceable master netting agreements and also cash collateral held or placed with the same counterparties.